PROPERTY AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

As of March 31, 2025 and 2024, property and equipment, net was comprised of the following:

	As of March 31,
	2025	2024
Office equipment	$110,600	$109,950
Less: accumulated depreciation	(80,522)	(64,280)
	$30,078	$45,670

For the years ended March 31, 2025, 2024 and 2023, the Company recognized depreciation expenses of $15,835, $15,707 and $11,019, respectively.